FINANCIAL STATEMENTS

Transamerica Life Insurance Company

Fidelity Variable Annuity Account

Years Ended December 31, 2023 and 2022

Transamerica Life Insurance Company

Fidelity Variable Annuity Account

Financial Statements

Years Ended December 31, 2023 and 2022

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and the Contract Owners of Fidelity Variable Annuity Account

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Fidelity Variable Annuity Account indicated in the table below as of December 31, 2023, and the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Fidelity Variable Annuity Account as of December 31, 2023, and the results of each of their operations and the changes in each of their net assets for each of the two years in the period ended December 31, 2023, in conformity with accounting principles generally accepted in the United States of America.

Fidelity® Capital & Income	Fidelity® VIP Growth Initial Class
Fidelity® Government Cash Reserves	Fidelity® VIP Growth & Income Initial Class
Fidelity® VIP Asset Manager Initial Class	Fidelity® VIP Growth Opportunities Initial Class
Fidelity® VIP Asset Manager: Growth Initial Class	Fidelity® VIP High Income Initial Class
Fidelity® VIP Balanced Initial Class	Fidelity® VIP Index 500 Initial Class
Fidelity® VIP Contrafund® Initial Class	Fidelity® VIP Investment Grade Bond Initial Class
Fidelity® VIP Equity-Income Initial Class	Fidelity® VIP Overseas Initial Class
Fidelity® VIP Government Money Market Initial Class

Basis for Opinions

These financial statements are the responsibility of the Transamerica Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Fidelity Variable Annuity Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Fidelity Variable Annuity Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.

Our procedures included confirmation of investments owned as of December 31, 2023 by correspondence with the investee mutual fund. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 19, 2024

We have served as the auditor of one or more of the subaccounts of Fidelity Variable Annuity Account since 2014.

Transamerica Life Insurance Company

Fidelity Variable Annuity Account

Statements of Assets and Liabilities

December 31, 2023

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
Fidelity® Capital & Income	-	$-	$-	$-	$-	-	$52.716141	$52.716141
Fidelity® Government Cash Reserves	464,124.670	464,125	464,125	(55)	464,070	81,861	5.625694	5.675433
Fidelity® VIP Asset Manager Initial Class	311,664.459	4,837,223	4,874,432	5	4,874,437	620,704	7.853073	7.853073
Fidelity® VIP Asset Manager: Growth Initial Class	30,593.186	595,516	655,000	(6)	654,994	135,467	4.835070	4.835070
Fidelity® VIP Balanced Initial Class	71,775.259	1,455,272	1,602,024	(2)	1,602,022	296,241	5.407828	5.407828
Fidelity® VIP Contrafund® Initial Class	96,071.254	3,879,575	4,671,945	31	4,671,976	341,028	13.699700	13.699700
Fidelity® VIP Equity-Income Initial Class	414,129.093	9,388,158	10,291,108	10	10,291,118	524,855	19.607537	19.607537
Fidelity® VIP Government Money Market Initial Class	3,585,695.100	3,585,695	3,585,695	(16)	3,585,679	1,031,802	3.475161	3.475161
Fidelity® VIP Growth Initial Class	333,605.733	23,037,470	31,058,694	(77)	31,058,617	810,703	38.310738	38.310738
Fidelity® VIP Growth & Income Initial Class	22,655.435	576,582	612,603	(6)	612,597	89,792	6.822393	6.822393
Fidelity® VIP Growth Opportunities Initial Class	24,341.790	1,345,469	1,454,665	7	1,454,672	173,337	8.392146	8.392146
Fidelity® VIP High Income Initial Class	198,594.574	1,025,148	913,535	(9)	913,526	112,981	8.085625	8.085625
Fidelity® VIP Index 500 Initial Class	10,780.764	3,302,476	4,978,449	38	4,978,487	451,727	11.021002	11.021002
Fidelity® VIP Investment Grade Bond Initial Class	171,589.259	2,203,652	1,916,652	4	1,916,656	428,908	4.468693	4.468693
Fidelity® VIP Overseas Initial Class	73,515.039	1,720,919	1,898,158	15	1,898,173	288,873	6.570959	6.570959

See accompanying notes.	2

Transamerica Life Insurance Company

Fidelity Variable Annuity Account

Statements of Assets and Liabilities

December 31, 2023

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets
Fidelity® Capital & Income	$-	$-	$-
Fidelity® Government Cash Reserves	464,070	-	464,070
Fidelity® VIP Asset Manager Initial Class	4,578,478	295,959	4,874,437
Fidelity® VIP Asset Manager: Growth Initial Class	601,013	53,981	654,994
Fidelity® VIP Balanced Initial Class	1,480,796	121,226	1,602,022
Fidelity® VIP Contrafund® Initial Class	4,250,809	421,167	4,671,976
Fidelity® VIP Equity-Income Initial Class	9,610,828	680,290	10,291,118
Fidelity® VIP Government Money Market Initial Class	3,125,472	460,207	3,585,679
Fidelity® VIP Growth Initial Class	30,277,725	780,892	31,058,617
Fidelity® VIP Growth & Income Initial Class	612,597	-	612,597
Fidelity® VIP Growth Opportunities Initial Class	1,445,895	8,777	1,454,672
Fidelity® VIP High Income Initial Class	848,779	64,747	913,526
Fidelity® VIP Index 500 Initial Class	4,533,370	445,117	4,978,487
Fidelity® VIP Investment Grade Bond Initial Class	1,679,942	236,714	1,916,656
Fidelity® VIP Overseas Initial Class	1,603,049	295,124	1,898,173

See accompanying notes.	3

Transamerica Life Insurance Company

Fidelity Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	Fidelity® Capital & Income Subaccount	Fidelity® Government Cash Reserves Subaccount	Fidelity® VIP Asset Manager Initial Class Subaccount	Fidelity® VIP Asset Manager: Growth Initial Class Subaccount

Net Assets as of December 31, 2021:	$-	$486,868	$5,565,399	$509,931

Investment Income:
Reinvested Dividends	-	6,415	99,959	7,899
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	38,448	3,376

Net Investment Income (Loss)	-	6,415	61,511	4,523

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	328,725	27,883
Realized Gain (Loss) on Investments	-	-	40,049	4,398

Net Realized Capital Gains (Losses) on Investments	-	-	368,774	32,281
Net Change in Unrealized Appreciation (Depreciation)	-	-	(1,296,583)	(123,570)

Net Gain (Loss) on Investment	-	-	(927,809)	(91,289)

Net Increase (Decrease) in Net Assets Resulting from Operations	-	6,415	(866,298)	(86,766)

Increase (Decrease) in Net Assets from Contract Transactions	-	(19,401)	(169,915)	(17,807)

Total Increase (Decrease) in Net Assets	-	(12,986)	(1,036,213)	(104,573)

Net Assets as of December 31, 2022:	$-	$473,882	$4,529,186	$405,358

Investment Income:
Reinvested Dividends	-	22,658	109,874	11,089
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	37,154	3,690

Net Investment Income (Loss)	-	22,658	72,720	7,399

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	49,596	-
Realized Gain (Loss) on Investments	-	-	34,256	1,817

Net Realized Capital Gains (Losses) on Investments	-	-	83,852	1,817
Net Change in Unrealized Appreciation (Depreciation)	-	-	394,926	72,855

Net Gain (Loss) on Investment	-	-	478,778	74,672

Net Increase (Decrease) in Net Assets Resulting from Operations	-	22,658	551,498	82,071

Increase (Decrease) in Net Assets from Contract Transactions	-	(32,470)	(206,247)	167,565

Total Increase (Decrease) in Net Assets	-	(9,812)	345,251	249,636

Net Assets as of December 31, 2023:	$-	$464,070	$4,874,437	$654,994

See Accompanying Notes. (1) See Footnote 1	4

Transamerica Life Insurance Company

Fidelity Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	Fidelity® VIP Balanced Initial Class Subaccount	Fidelity® VIP Contrafund® Initial Class Subaccount	Fidelity® VIP Equity-Income Initial Class Subaccount	Fidelity® VIP Government Money Market Initial Class Subaccount

Net Assets as of December 31, 2021:	$807,332	$5,746,242	$11,774,132	$2,679,790

Investment Income:
Reinvested Dividends	8,625	23,068	193,393	38,321
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,477	35,623	80,906	21,817

Net Investment Income (Loss)	3,148	(12,555)	112,487	16,504

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	40,969	216,414	338,943	-
Realized Gain (Loss) on Investments	10,445	47,496	171,862	-

Net Realized Capital Gains (Losses) on Investments	51,414	263,910	510,805	-
Net Change in Unrealized Appreciation (Depreciation)	(203,437)	(1,771,651)	(1,234,368)	-

Net Gain (Loss) on Investment	(152,023)	(1,507,741)	(723,563)	-

Net Increase (Decrease) in Net Assets Resulting from Operations	(148,875)	(1,520,296)	(611,076)	16,504

Increase (Decrease) in Net Assets from Contract Transactions	(31,567)	(124,717)	(1,123,810)	(28,426)

Total Increase (Decrease) in Net Assets	(180,442)	(1,645,013)	(1,734,886)	(11,922)

Net Assets as of December 31, 2022:	$626,890	$4,101,229	$10,039,246	$2,667,868

Investment Income:
Reinvested Dividends	23,137	20,719	189,212	160,574
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,808	33,740	78,097	26,423

Net Investment Income (Loss)	17,329	(13,021)	111,115	134,151

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	24,118	151,438	284,015	-
Realized Gain (Loss) on Investments	33,390	196,885	47,043	-

Net Realized Capital Gains (Losses) on Investments	57,508	348,323	331,058	-
Net Change in Unrealized Appreciation (Depreciation)	115,052	864,934	488,037	-

Net Gain (Loss) on Investment	172,560	1,213,257	819,095	-

Net Increase (Decrease) in Net Assets Resulting from Operations	189,889	1,200,236	930,210	134,151

Increase (Decrease) in Net Assets from Contract Transactions	785,243	(629,489)	(678,338)	783,660

Total Increase (Decrease) in Net Assets	975,132	570,747	251,872	917,811

Net Assets as of December 31, 2023:	$1,602,022	$4,671,976	$10,291,118	$3,585,679

See Accompanying Notes. (1) See Footnote 1	5

Transamerica Life Insurance Company

Fidelity Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	Fidelity® VIP Growth Initial Class Subaccount	Fidelity® VIP Growth & Income Initial Class Subaccount	Fidelity® VIP Growth Opportunities Initial Class Subaccount	Fidelity® VIP High Income Initial Class Subaccount

Net Assets as of December 31, 2021:	$34,640,299	$540,272	$1,070,234	$1,107,890

Investment Income:
Reinvested Dividends	166,093	8,788	-	46,233
Investment Expense:
Mortality and Expense Risk and Administrative Charges	213,426	4,144	6,342	7,426

Net Investment Income (Loss)	(47,333)	4,644	(6,342)	38,807

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,000,999	10,485	151,221	-
Realized Gain (Loss) on Investments	1,746,436	629	1,154	(29,805)

Net Realized Capital Gains (Losses) on Investments	3,747,435	11,114	152,375	(29,805)
Net Change in Unrealized Appreciation (Depreciation)	(11,915,778)	(47,075)	(565,866)	(133,746)

Net Gain (Loss) on Investment	(8,168,343)	(35,961)	(413,491)	(163,551)

Net Increase (Decrease) in Net Assets Resulting from Operations	(8,215,676)	(31,317)	(419,833)	(124,744)

Increase (Decrease) in Net Assets from Contract Transactions	(2,413,689)	11,309	32,136	(127,278)

Total Increase (Decrease) in Net Assets	(10,629,365)	(20,008)	(387,697)	(252,022)

Net Assets as of December 31, 2022:	$24,010,934	$520,264	$682,537	$855,868

Investment Income:
Reinvested Dividends	35,981	9,597	-	49,984
Investment Expense:
Mortality and Expense Risk and Administrative Charges	216,223	4,461	8,441	7,013

Net Investment Income (Loss)	(180,242)	5,136	(8,441)	42,971

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,293,544	21,572	-	-
Realized Gain (Loss) on Investments	827,862	450	17,456	(28,972)

Net Realized Capital Gains (Losses) on Investments	2,121,406	22,022	17,456	(28,972)
Net Change in Unrealized Appreciation (Depreciation)	6,246,427	65,319	356,649	66,763

Net Gain (Loss) on Investment	8,367,833	87,341	374,105	37,791

Net Increase (Decrease) in Net Assets Resulting from Operations	8,187,591	92,477	365,664	80,762

Increase (Decrease) in Net Assets from Contract Transactions	(1,139,908)	(144)	406,471	(23,104)

Total Increase (Decrease) in Net Assets	7,047,683	92,333	772,135	57,658

Net Assets as of December 31, 2023:	$31,058,617	$612,597	$1,454,672	$913,526

See Accompanying Notes. (1) See Footnote 1	6

Transamerica Life Insurance Company

Fidelity Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	Fidelity® VIP Index 500 Initial Class Subaccount	Fidelity® VIP Investment Grade Bond Initial Class Subaccount	Fidelity® VIP Overseas Initial Class Subaccount

Net Assets as of December 31, 2021:	$5,443,333	$4,080,143	$2,738,369

Investment Income:
Reinvested Dividends	74,687	76,910	23,234
Investment Expense:
Mortality and Expense Risk and Administrative Charges	39,894	26,849	17,139

Net Investment Income (Loss)	34,793	50,061	6,095

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	38,286	172,308	19,459
Realized Gain (Loss) on Investments	194,736	(2,616)	9,925

Net Realized Capital Gains (Losses) on Investments	233,022	169,692	29,384
Net Change in Unrealized Appreciation (Depreciation)	(1,338,568)	(732,135)	(730,044)

Net Gain (Loss) on Investment	(1,105,546)	(562,443)	(700,660)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,070,753)	(512,382)	(694,565)

Increase (Decrease) in Net Assets from Contract Transactions	407,271	(347,588)	10,571

Total Increase (Decrease) in Net Assets	(663,482)	(859,970)	(683,994)

Net Assets as of December 31, 2022:	$4,779,851	$3,220,173	$2,054,375

Investment Income:
Reinvested Dividends	69,530	48,538	18,664
Investment Expense:
Mortality and Expense Risk and Administrative Charges	37,358	23,922	16,186

Net Investment Income (Loss)	32,172	24,616	2,478

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	48,068	-	4,720
Realized Gain (Loss) on Investments	474,095	(281,972)	144,565

Net Realized Capital Gains (Losses) on Investments	522,163	(281,972)	149,285
Net Change in Unrealized Appreciation (Depreciation)	499,397	334,031	212,743

Net Gain (Loss) on Investment	1,021,560	52,059	362,028

Net Increase (Decrease) in Net Assets Resulting from Operations	1,053,732	76,675	364,506

Increase (Decrease) in Net Assets from Contract Transactions	(855,096)	(1,380,192)	(520,708)

Total Increase (Decrease) in Net Assets	198,636	(1,303,517)	(156,202)

Net Assets as of December 31, 2023:	$4,978,487	$1,916,656	$1,898,173

See Accompanying Notes. (1) See Footnote 1	7

Transamerica Life Insurance Company

Fidelity Variable Annuity Account

Notes to Financial Statements

December 31, 2023

1. Organization

The Fidelity Variable Annuity Account (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Fidelity Income PlusSM.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund
Fidelity® Capital & Income	Fidelity® Capital & Income Portfolio
Fidelity® Government Cash Reserves	Fidelity® Government Cash Reserves Portfolio
Fidelity® VIP Asset Manager Initial Class	Fidelity® VIP Asset Manager Portfolio Initial Class
Fidelity® VIP Asset Manager: Growth Initial Class	Fidelity® VIP Asset Manager: Growth® Portfolio Initial Class
Fidelity® VIP Balanced Initial Class	Fidelity® VIP Balanced Portfolio Initial Class
Fidelity® VIP Contrafund® Initial Class	Fidelity® VIP Contrafund® Portfolio Initial Class
Fidelity® VIP Equity-Income Initial Class	Fidelity® VIP Equity-Income Portfolio Initial Class
Fidelity® VIP Government Money Market Initial Class	Fidelity® VIP Government Money Market Portfolio Initial Class
Fidelity® VIP Growth Initial Class	Fidelity® VIP Growth Portfolio Initial Class
Fidelity® VIP Growth & Income Initial Class	Fidelity® VIP Growth & Income Portfolio Initial Class
Fidelity® VIP Growth Opportunities Initial Class	Fidelity® VIP Growth Opportunities Portfolio Initial Class
Fidelity® VIP High Income Initial Class	Fidelity® VIP High Income Portfolio Initial Class
Fidelity® VIP Index 500 Initial Class	Fidelity® VIP Index 500 Portfolio Initial Class
Fidelity® VIP Investment Grade Bond Initial Class	Fidelity® VIP Investment Grade Bond Portfolio Initial Class
Fidelity® VIP Overseas Initial Class	Fidelity® VIP Overseas Portfolio Initial Class

Transamerica Life Insurance Company

Fidelity Variable Annuity Account

Notes to Financial Statements

December 31, 2023

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2023.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2023.

Transamerica Life Insurance Company

Fidelity Variable Annuity Account

Notes to Financial Statements

December 31, 2023

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2023 were as follows:

Subaccount	Purchases	Sales

Fidelity® Capital & Income	$-	$-

Fidelity® Government Cash Reserves	49,391	59,200

Fidelity® VIP Asset Manager Initial Class	438,345	522,274

Fidelity® VIP Asset Manager: Growth Initial Class	195,696	20,730

Fidelity® VIP Balanced Initial Class	997,452	170,762

Fidelity® VIP Contrafund® Initial Class	303,985	795,064

Fidelity® VIP Equity-Income Initial Class	637,054	920,267

Fidelity® VIP Government Money Market Initial Class	1,386,803	469,056

Fidelity® VIP Growth Initial Class	1,557,723	1,584,310

Fidelity® VIP Growth & Income Initial Class	31,169	4,603

Fidelity® VIP Growth Opportunities Initial Class	574,371	176,341

Fidelity® VIP High Income Initial Class	125,908	106,040

Fidelity® VIP Index 500 Initial Class	152,313	927,182

Fidelity® VIP Investment Grade Bond Initial Class	130,607	1,486,187

Fidelity® VIP Overseas Initial Class	55,597	569,111

Transamerica Life Insurance Company

Fidelity Variable Annuity Account

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

Fidelity® Capital & Income	-	-	-	-	-	-

Fidelity® Government Cash Reserves	4,837	(10,556)	(5,719)	14,998	(18,620)	(3,622)

Fidelity® VIP Asset Manager Initial Class	38,809	(64,343)	(25,534)	26,541	(50,435)	(23,894)

Fidelity® VIP Asset Manager: Growth Initial Class	42,496	(3,816)	38,680	4,239	(7,856)	(3,617)

Fidelity® VIP Balanced Initial Class	190,600	(34,124)	156,476	7,520	(14,286)	(6,766)

Fidelity® VIP Contrafund® Initial Class	12,299	(67,620)	(55,321)	7,376	(16,987)	(9,611)

Fidelity® VIP Equity-Income Initial Class	9,041	(46,231)	(37,190)	7,867	(67,350)	(59,483)

Fidelity® VIP Government Money Market Initial Class	364,047	(131,130)	232,917	106,282	(114,948)	(8,666)

Fidelity® VIP Growth Initial Class	7,028	(43,425)	(36,397)	5,715	(74,517)	(68,802)

Fidelity® VIP Growth & Income Initial Class	-	(25)	(25)	3,361	(1,496)	1,865

Fidelity® VIP Growth Opportunities Initial Class	81,177	(25,361)	55,816	4,652	(202)	4,450

Fidelity® VIP High Income Initial Class	10,012	(13,046)	(3,034)	4,565	(20,590)	(16,025)

Fidelity® VIP Index 500 Initial Class	3,680	(94,930)	(91,250)	73,562	(32,307)	41,255

Fidelity® VIP Investment Grade Bond Initial Class	19,134	(349,476)	(330,342)	28,560	(100,013)	(71,453)

Fidelity® VIP Overseas Initial Class	5,323	(90,225)	(84,902)	14,523	(14,001)	522

Transamerica Life Insurance Company

Fidelity Variable Annuity Account

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

Fidelity® Capital & Income	$-	$-	$-	$-	$-	$-

Fidelity® Government Cash Reserves	26,734	(59,204)	(32,470)	80,188	(99,589)	(19,401)

Fidelity® VIP Asset Manager Initial Class	279,194	(485,441)	(206,247)	213,188	(383,103)	(169,915)

Fidelity® VIP Asset Manager: Growth Initial Class	184,622	(17,057)	167,565	18,239	(36,046)	(17,807)

Fidelity® VIP Balanced Initial Class	950,247	(165,004)	785,243	35,518	(67,085)	(31,567)

Fidelity® VIP Contrafund® Initial Class	131,966	(761,455)	(629,489)	80,958	(205,675)	(124,717)

Fidelity® VIP Equity-Income Initial Class	164,128	(842,466)	(678,338)	136,562	(1,260,372)	(1,123,810)

Fidelity® VIP Government Money Market Initial Class	1,226,361	(442,701)	783,660	352,465	(380,891)	(28,426)

Fidelity® VIP Growth Initial Class	228,803	(1,368,711)	(1,139,908)	175,289	(2,588,978)	(2,413,689)

Fidelity® VIP Growth & Income Initial Class	-	(144)	(144)	19,836	(8,527)	11,309

Fidelity® VIP Growth Opportunities Initial Class	574,451	(167,980)	406,471	33,511	(1,375)	32,136

Fidelity® VIP High Income Initial Class	76,021	(99,125)	(23,104)	35,162	(162,440)	(127,278)

Fidelity® VIP Index 500 Initial Class	34,966	(890,062)	(855,096)	701,822	(294,551)	407,271

Fidelity® VIP Investment Grade Bond Initial Class	82,373	(1,462,565)	(1,380,192)	128,745	(476,333)	(347,588)

Fidelity® VIP Overseas Initial Class	32,333	(553,041)	(520,708)	91,306	(80,735)	10,571

Transamerica Life Insurance Company

Fidelity Variable Annuity Account

Notes to Financial Statements

December 31, 2023

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Fidelity® Capital & Income
12/31/2023	-	$52.72	to	$52.72	$-	-%	0.00%	to	0.00%	12.99%	to	12.99%
12/31/2022	-	46.66	to	46.66	-	-	0.00	to	0.00	(10.48)	to	(10.48)
12/31/2021	-	52.12	to	52.12	-	-	0.00	to	0.00	11.65	to	11.65
12/31/2020	-	46.68	to	46.68	-	-	0.00	to	0.00	10.24	to	10.24
12/31/2019	-	42.34	to	42.34	-	-	0.00	to	0.00	18.94	to	18.94
Fidelity® Government Cash Reserves
12/31/2023	81,861	5.68	to	5.63	464,070	4.69	0.00	to	0.00	4.79	to	4.79
12/31/2022	87,580	5.42	to	5.37	473,882	1.31	0.00	to	0.00	1.34	to	1.34
12/31/2021	91,202	5.34	to	5.30	486,868	0.01	0.00	to	0.00	0.01	to	0.01
12/31/2020	84,539	5.34	to	5.30	451,302	0.28	0.00	to	0.00	0.27	to	0.27
12/31/2019	84,310	5.33	to	5.28	448,947	1.87	0.00	to	0.00	1.90	to	1.90
Fidelity® VIP Asset Manager Initial Class
12/31/2023	620,704	7.85	to	7.85	4,874,437	2.35	0.80	to	0.80	12.05	to	12.05
12/31/2022	646,238	7.01	to	7.01	4,529,186	2.07	0.80	to	0.80	(15.61)	to	(15.61)
12/31/2021	670,132	8.30	to	8.30	5,565,399	1.60	0.80	to	0.80	9.05	to	9.05
12/31/2020	718,317	7.62	to	7.62	5,470,633	1.50	0.80	to	0.80	13.96	to	13.96
12/31/2019	747,936	6.68	to	6.68	4,998,468	1.80	0.80	to	0.80	17.31	to	17.31
Fidelity® VIP Asset Manager: Growth Initial Class
12/31/2023	135,467	4.84	to	4.84	654,994	2.38	0.80	to	0.80	15.45	to	15.45
12/31/2022	96,787	4.19	to	4.19	405,358	1.86	0.80	to	0.80	(17.54)	to	(17.54)
12/31/2021	100,404	5.08	to	5.08	509,931	1.46	0.80	to	0.80	13.06	to	13.06
12/31/2020	104,524	4.49	to	4.49	469,551	1.16	0.80	to	0.80	16.33	to	16.33
12/31/2019	105,493	3.86	to	3.86	407,360	1.64	0.80	to	0.80	21.85	to	21.85
Fidelity® VIP Balanced Initial Class
12/31/2023	296,241	5.41	to	5.41	1,602,022	3.16	0.80	to	0.80	20.57	to	20.57
12/31/2022	139,765	4.49	to	4.49	626,890	1.25	0.80	to	0.80	(18.59)	to	(18.59)
12/31/2021	146,531	5.51	to	5.51	807,332	0.94	0.80	to	0.80	17.32	to	17.32
12/31/2020	175,372	4.70	to	4.70	823,561	1.45	0.80	to	0.80	21.42	to	21.42
12/31/2019	193,641	3.87	to	3.87	748,954	1.75	0.80	to	0.80	23.52	to	23.52
Fidelity® VIP Contrafund® Initial Class
12/31/2023	341,028	13.70	to	13.70	4,671,976	0.49	0.80	to	0.80	32.40	to	32.40
12/31/2022	396,349	10.35	to	10.35	4,101,229	0.52	0.80	to	0.80	(26.90)	to	(26.90)
12/31/2021	405,960	14.15	to	14.15	5,746,242	0.06	0.80	to	0.80	26.82	to	26.82
12/31/2020	392,474	11.16	to	11.16	4,380,474	0.24	0.80	to	0.80	29.53	to	29.53
12/31/2019	555,558	8.62	to	8.62	4,787,038	0.47	0.80	to	0.80	30.53	to	30.53
Fidelity® VIP Equity-Income Initial Class
12/31/2023	524,855	19.61	to	19.61	10,291,118	1.93	0.80	to	0.80	9.77	to	9.77
12/31/2022	562,045	17.86	to	17.86	10,039,246	1.90	0.80	to	0.80	(5.71)	to	(5.71)
12/31/2021	621,528	18.94	to	18.94	11,774,132	1.87	0.80	to	0.80	23.90	to	23.90
12/31/2020	671,451	15.29	to	15.29	10,266,007	1.80	0.80	to	0.80	5.85	to	5.85
12/31/2019	740,206	14.44	to	14.44	10,691,998	2.00	0.80	to	0.80	26.43	to	26.43
Fidelity® VIP Government Money Market Initial Class
12/31/2023	1,031,802	3.48	to	3.48	3,585,679	4.82	0.80	to	0.80	4.06	to	4.06
12/31/2022	798,885	3.34	to	3.34	2,667,868	1.40	0.80	to	0.80	0.64	to	0.64
12/31/2021	807,551	3.32	to	3.32	2,679,790	0.01	0.80	to	0.80	(0.78)	to	(0.78)
12/31/2020	847,221	3.34	to	3.34	2,833,670	0.36	0.80	to	0.80	(0.48)	to	(0.48)
12/31/2019	1,059,775	3.36	to	3.36	3,561,555	1.97	0.80	to	0.80	1.21	to	1.21

Transamerica Life Insurance Company

Fidelity Variable Annuity Account

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Fidelity® VIP Growth Initial Class
12/31/2023	810,703	$38.31	to	$38.31	$31,058,617	0.13%	0.80%	to	0.80%	35.16%	to	35.16%
12/31/2022	847,100	28.34	to	28.34	24,010,934	0.62	0.80	to	0.80	(25.06)	to	(25.06)
12/31/2021	915,902	37.82	to	37.82	34,640,299	-	0.80	to	0.80	22.24	to	22.24
12/31/2020	939,756	30.94	to	30.94	29,076,683	0.07	0.80	to	0.80	42.75	to	42.75
12/31/2019	991,269	21.67	to	21.67	21,485,251	0.26	0.80	to	0.80	33.25	to	33.25
Fidelity® VIP Growth & Income Initial Class
12/31/2023	89,792	6.82	to	6.82	612,597	1.71	0.80	to	0.80	17.78	to	17.78
12/31/2022	89,817	5.79	to	5.79	520,264	1.69	0.80	to	0.80	(5.70)	to	(5.70)
12/31/2021	87,952	6.14	to	6.14	540,272	1.95	0.80	to	0.80	24.95	to	24.95
12/31/2020	88,141	4.92	to	4.92	433,317	2.11	0.80	to	0.80	6.99	to	6.99
12/31/2019	92,663	4.59	to	4.59	425,781	3.59	0.80	to	0.80	29.02	to	29.02
Fidelity® VIP Growth Opportunities Initial Class
12/31/2023	173,337	8.39	to	8.39	1,454,672	-	0.80	to	0.80	44.50	to	44.50
12/31/2022	117,521	5.81	to	5.81	682,537	-	0.80	to	0.80	(38.64)	to	(38.64)
12/31/2021	113,071	9.47	to	9.47	1,070,234	-	0.80	to	0.80	11.05	to	11.05
12/31/2020	142,958	8.52	to	8.52	1,218,439	0.01	0.80	to	0.80	67.32	to	67.32
12/31/2019	178,337	5.09	to	5.09	908,425	0.16	0.80	to	0.80	39.72	to	39.72
Fidelity® VIP High Income Initial Class
12/31/2023	112,981	8.09	to	8.09	913,526	5.66	0.80	to	0.80	9.60	to	9.60
12/31/2022	116,015	7.38	to	7.38	855,868	4.95	0.80	to	0.80	(12.08)	to	(12.08)
12/31/2021	132,040	8.39	to	8.39	1,107,890	5.30	0.80	to	0.80	3.58	to	3.58
12/31/2020	144,108	8.10	to	8.10	1,167,324	5.00	0.80	to	0.80	1.93	to	1.93
12/31/2019	153,669	7.95	to	7.95	1,221,196	4.97	0.80	to	0.80	14.19	to	14.19
Fidelity® VIP Index 500 Initial Class
12/31/2023	451,727	11.02	to	11.02	4,978,487	1.48	0.80	to	0.80	25.20	to	25.20
12/31/2022	542,977	8.80	to	8.80	4,779,851	1.49	0.80	to	0.80	(18.86)	to	(18.86)
12/31/2021	501,722	10.85	to	10.85	5,443,333	1.27	0.80	to	0.80	27.56	to	27.56
12/31/2020	518,031	8.51	to	8.51	4,406,096	1.72	0.80	to	0.80	17.30	to	17.30
12/31/2019	509,199	7.25	to	7.25	3,692,191	1.91	0.80	to	0.80	30.31	to	30.31
Fidelity® VIP Investment Grade Bond Initial Class
12/31/2023	428,908	4.47	to	4.47	1,916,656	1.62	0.80	to	0.80	5.36	to	5.36
12/31/2022	759,250	4.24	to	4.24	3,220,173	2.28	0.80	to	0.80	(13.65)	to	(13.65)
12/31/2021	830,703	4.91	to	4.91	4,080,143	2.00	0.80	to	0.80	(1.39)	to	(1.39)
12/31/2020	891,051	4.98	to	4.98	4,438,468	2.18	0.80	to	0.80	8.53	to	8.53
12/31/2019	860,644	4.59	to	4.59	3,950,202	2.72	0.80	to	0.80	8.80	to	8.80
Fidelity® VIP Overseas Initial Class
12/31/2023	288,873	6.57	to	6.57	1,898,173	0.92	0.80	to	0.80	19.55	to	19.55
12/31/2022	373,775	5.50	to	5.50	2,054,375	1.08	0.80	to	0.80	(25.08)	to	(25.08)
12/31/2021	373,253	7.34	to	7.34	2,738,369	0.54	0.80	to	0.80	18.75	to	18.75
12/31/2020	348,599	6.18	to	6.18	2,153,696	0.47	0.80	to	0.80	14.70	to	14.70
12/31/2019	350,263	5.39	to	5.39	1,886,694	1.72	0.80	to	0.80	26.75	to	26.75

Transamerica Life Insurance Company

Fidelity Variable Annuity Account

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

(1)	See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Life Insurance Company

Fidelity Variable Annuity Account

Notes to Financial Statements

December 31, 2023

6. Administrative and Mortality and Expense Risk Charges

TLIC deducts an annual charge during the accumulation phase, not to exceed $35, proportionately from the subaccounts’ unit values. An annual charge ranging from 0.00% to 0.80% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

Transamerica Life Insurance Company

Fidelity Variable Annuity Account

Notes to Financial Statements

December 31, 2023

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of Aegon N.V. TCI distributes TLIC’s products through broker-dealers and other financial intermediaries.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.